The Separation and Initial Public Offering (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Shares issued price per share				$ 0.25
Strong Global Entertainment Inc [Member]
Number of shares issued	5,999,999
Proceeds from issuance initial public offering		$ 2,411
IPO [Member] | Strong Global Entertainment Inc [Member]
Proceeds from issuance initial public offering	$ 1,300
Common Class A [Member] | IPO [Member] | Strong Global Entertainment Inc [Member]
Number of shares issued	1,000,000
Share price	$ 4.00
Proceeds from issuance initial public offering	$ 1,300
Estimated offering costs	$ 2,200
Common Class B [Member] | FG Group Holdings [Member] | Strong Global Entertainment Inc [Member]
Number of shares issued	100
Description of separation and initial public offering	Holders of the Class B Shares are entitled to (i) elect or appoint at least fifty percent (50%) of the total number of the Company’s directors (each a “Class B Director”), (ii) remove any Class B Director, and (iii) elect or appoint a director to fill any vacancy left by a Class B Director. No holder of any class or series of shares, other than Class B Shares, are entitled to nominate, elect, remove, or propose to remove, a Class B Director. Holders of our Class B Shares are not entitled to vote on any other matter (other than as provided by law), are not entitled to dividends, are subject to transfer restrictions, and are redeemable and retractable at the price of $1.00 per Class B Share upon certain conditions being met. The Company has an obligation to redeem all of the Class B Shares held by a holder of Class B Shares, upon receipt of notice that such holder has ceased to hold, directly or indirectly, at least thirty percent (30%) of the Company’s issued and outstanding Common Shares. Pursuant to a “lock-up” agreement, FG Group Holdings has agreed, for a period of twelve (12) months from the date of the Company’s IPO, subject to limited exceptions, without the prior written consent of the underwriter of the Company’s IPO, that they will not offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any of the Company’s our securities.
Shares issued price per share	$ 1.00